RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	9 Months Ended
	Sep. 09, 2025	Aug. 01, 2025	Jul. 29, 2026	Mar. 25, 2025	Jun. 30, 2026	Dec. 31, 2025	Aug. 11, 2025
D Boral A R C Acquisition I Corp [Member]
Related Party Transaction [Line Items]
Number of share issued						50,000,000
Cash						$ 420,340
Cancelled founder shares	321,429	12,000,000
Percentage of redemption of public shares						100.00%
Payment of offering expenses						$ 934,438
Administrative services						100,000
D Boral A R C Acquisition I Corp [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Conversion of debt						$ 2,500,000
Sale of units per share		$ 10.00				$ 10.00
D Boral A R C Acquisition I Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of share issued		1,000,000
Sale of units per share							$ 10.00
D Boral A R C Acquisition I Corp [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of share issued				12,321,429
Repayment of promissory note		$ 225,461
Payment of offering expenses		$ 700,000
Payment to affiliate						$ 20,000
D Boral A R C Acquisition I Corp [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount						350,000
D Boral A R C Acquisitions I Corp [Member]
Related Party Transaction [Line Items]
Cash					$ 41,733	$ 420,340
Cancelled founder shares	321,429	12,000,000
Percentage of redemption of public shares					100.00%
Administrative services					$ 120,000
D Boral A R C Acquisitions I Corp [Member] | Class A Ordinary Share [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate shares			26,865,211
Transaction expenses			$ 12,000,000
D Boral A R C Acquisitions I Corp [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Conversion of debt					$ 2,500,000
Sale of units per share		$ 10.00			$ 10.00
D Boral A R C Acquisitions I Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of share issued		1,000,000
Sale of units per share							$ 10.00
D Boral A R C Acquisitions I Corp [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of share issued				12,321,429
Repayment of promissory note		$ 225,461
Payment to affiliate					$ 20,000
Founder [Member] | D Boral A R C Acquisition I Corp [Member]
Related Party Transaction [Line Items]
Number of share issued				12,321,429
Cash				$ 25,000
Forfeiture shares						12,000,000
Founder [Member] | D Boral A R C Acquisitions I Corp [Member]
Related Party Transaction [Line Items]
Number of share issued				12,321,429
Cash				$ 25,000
Forfeiture shares					12,000,000